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abrdn U.S. Sustainable Leaders Smaller Companies Fund
abrdn U.S. Sustainable Leaders Smaller Companies Fund

ABRDN FUNDS

abrdn U.S. Sustainable Leaders Smaller Companies Fund

abrdn U.S. Sustainable Leaders Fund

(the “Funds”)

Supplement dated March 31, 2022 to the Funds’ Prospectus dated February 28, 2022,

as supplemented to date (the “Prospectus”)

Effective immediately, the following replaces the first paragraph in the section entitled “Summary – abrdn U.S. Sustainable Leaders Smaller Companies Fund – Performance” in the Prospectus beginning on page 5 in order to add the Russell 2500® Growth Index as a comparison index for the Fund:

The bar chart and table below can help you evaluate potential risks of the U.S. Sustainable Leaders Smaller Companies Fund. The bar chart shows how the Fund’s annual total returns for Class C have varied from year to year. The returns in the bar chart do not reflect the impact of sales charges, if any. If the applicable sales charges were included, the annual total returns would be lower than those shown. Unlike the bar chart, the returns in the table reflect the maximum applicable sales charges. The table compares the Fund’s average annual total returns to the returns of the Russell 2500® Index, a broad-based securities index, and the Russell 2500® Growth Index. Remember, however, that past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. For updated performance information, please visit https://www.abrdn.com/en-us/us/investor/fund-centre#literature or call 866-667-9231.

Effective immediately, the following replaces the table in the section entitled “Summary – abrdn U.S. Sustainable Leaders Smaller Companies Fund – Performance – Average Annual Total Returns as of December 31, 2021” in the Prospectus beginning on page 6 in order to add the Russell 2500® Growth Index as a comparison index for the Fund:

Average Annual Returns - abrdn U.S. Sustainable Leaders Smaller Companies Fund	1 Year	5 Years	10 Years
Class A	20.94%	17.48%	10.05%
Class C	25.70%	17.92%	9.88%
Class R	27.74%	18.51%	10.30%
Institutional Class	28.74%	19.29%	11.07%
Institutional Service Class	28.60%	19.10%	10.86%
After Taxes on Distributions | Class C	16.38%	8.12%	3.42%
After Taxes on Distributions and Sale of Fund Shares | Class C	17.53%	11.44%	5.92%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	18.18%	13.75%	14.15%
Russell 2500® Growth Index (reflects no deduction for fees, expenses or taxes)	5.04%	17.65%	15.75%

This supplement is dated March 31, 2022. Please retain this supplement for future reference.